Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment

As at December 31	2012			2011
	Cost	Accumulated DD&A*	Net	Cost	Accumulated DD&A*	Net

Canadian Division
Proved properties	$26,024	$(23,962)	$2,062	$27,259	$(20,906)	$6,353
Unproved properties	716	-	716	968	-	968
Other	182	-	182	172	-	172
	26,922	(23,962)	2,960	28,399	(20,906)	7,493

USA Division
Proved properties	24,825	(21,236)	3,589	23,319	(17,294)	6,025
Unproved properties	579	-	579	458	-	458
Other	237	-	237	250	-	250
	25,641	(21,236)	4,405	24,027	(17,294)	6,733

Market Optimization	235	(129)	106	223	(115)	108
Corporate & Other	2,829	(549)	2,280	2,215	(492)	1,723
	$55,627	$(45,876)	$9,751	$54,864	$(38,807)	$16,057

*  Depreciation, depletion and amortization.